Restriction On Cash And Due From Banks - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restriction On Cash and Due From Banks [Line Items]
Restricted cash and cash equivalents	$ 9.7	$ 6.9